Consolidated Statement of Changes in Stockholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retained Earnings [Member]
Cash dividends per share (in dollars per share)		$ 0.69
Treasury acquired, shares (in shares)	229,420	512,449
Cash dividends per share (in dollars per share)	$ 0.81